Employee Benefits - Summary of weighted-average actual and target asset allocations (Detail)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Pension plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	3.00%	4.00%
Pension plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	44.00%	43.00%
Defined benefit plan target asset allocation	42.00%
Pension plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	39.00%	38.00%
Pension plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	5.00%	5.00%
Pension plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	40.00%	40.00%
Defined benefit plan target asset allocation	44.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	5.00%	4.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	35.00%	36.00%
Pension plans [member] | Investment property [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%
Defined benefit plan target asset allocation	1.00%
Pension plans [member] | Investment property [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%
Pension plans [member] | Other securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	12.00%	12.00%
Defined benefit plan target asset allocation	13.00%
Pension plans [member] | Other securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	12.00%	12.00%
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Other benefit plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%
Other benefit plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	34.00%	37.00%
Defined benefit plan target asset allocation	38.00%
Other benefit plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	34.00%	37.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	61.00%	58.00%
Defined benefit plan target asset allocation	57.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	61.00%	58.00%
Other benefit plans [member] | Investment property [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	4.00%	5.00%
Defined benefit plan target asset allocation	5.00%
Other benefit plans [member] | Investment property [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	4.00%	5.00%